Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

Baillie Gifford International Smaller Companies Fund

Supplement dated March 10, 2023 to the Prospectus and the Statement of Additional Information (“SAI”), each dated April 29, 2022, as amended

1.    Remya Nair serves as Portfolio Manager for Baillie Gifford International Smaller Companies Fund. Therefore, effective immediately, the Prospectus for Class K and Institutional Class, and the SAI are revised as follows.

The section titled “Management” under “Baillie Gifford International Smaller Companies Fund” in the “Fund Summaries” in the Prospectus is restated in its entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Charlie Broughton	Portfolio Manager	2021
Praveen Kumar	Portfolio Manager	2018
Brian Lum	Portfolio Manager	2018
Remya Nair	Portfolio Manager	2022
Steve Vaughan	Portfolio Manager	2018

The section titled “Baillie Gifford International Smaller Companies Fund” under “Investment Team” in the “Fund Management” section of the Prospectus is revised to add the following information:

Education	Investment Experience
Remya Nair BSc (Dual Hons) in Social Policy and Sociology (2017) London School of Economics MSc (Hons) in International Development Management (2018) London School of Economics

Ms. Nair joined Baillie Gifford in 2018 and is a Portfolio Manager in the International Smaller Companies Team. She is a joint manager of the Pan European Smaller Companies Strategy and a member of the International Smaller Companies Portfolio Construction Group. She graduated MSc (Hons) in International Development Management in 2018, and previously BSc (Dual Hons) in Social Policy and Sociology in 2017, from the London School of Economics.

Ms. Nair has been a member of the portfolio management team since 2022.

The section titled “Other Accounts” under “Investment Decisions by Portfolio Managers” in the “Manager” section of the SAI is revised to add the following information:

The information is provided as of December 31, 2022:

			Where advisory fee is based on account performance:
		Total Assets in		Assets in Accounts
Account Type	Total Accounts	Accounts (US$m)	Accounts	(US$m)

Baillie Gifford International Smaller Companies Fund
Remya Nair
Registered Investment Companies	3	505	1	302
Other Pooled Investment Vehicles	1	70	0	0
Other Accounts	2	578	0	0
Ownership of Securities - As of December 31, 2022, Ms. Nair did not beneficially own any shares of the Baillie Gifford International Smaller Companies Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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